Financial instruments and risk management - Commodity price sensitivity and hedging (Details)	Dec. 31, 2023 t $ / t	Nov. 30, 2023 oz $ / oz t $ / t	May 31, 2023 $ / oz oz	May 03, 2023 oz R / oz	Nov. 30, 2021 t AUD ($)	Jul. 31, 2021 t $ / t	Jun. 15, 2021 oz $ / t
Foreign currency sensitivity analysis
Fixed monthly price					3,938		3,717
Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz				154,320
Gold | Commodity price risk | Not later than six months
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz			64,300
Gold | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz		120,000
Gold | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz		240,000
Gold | Minimum
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne) | R / oz				34,214
Gold | Minimum | Commodity price risk | Not later than six months
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)			34,214
Gold | Minimum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)		34,214
Gold | Minimum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)		34,214
Gold | Maximum
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne) | R / oz				46,050
Gold | Maximum | Commodity price risk | Not later than six months
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)			46,050
Gold | Maximum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)		43,545
Gold | Maximum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in USD/USD per ounce/tonne)		43,800
Zinc
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce)					90,000		90,000
Zinc | Commodity price risk | Not later than six months
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | t						15,000
Fixed monthly price | $ / t						3,717
Nickel | Commodity price risk | Not later than one month
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | t	220	60
Average price (in USD/USD per ounce/tonne) | $ / t	16,389	16,980
Nickel | Commodity price risk | Not later than three months
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | t	80
Average price (in USD/USD per ounce/tonne) | $ / t	16,389